7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY	12 Months Ended
Dec. 31, 2022
Notes
7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY

7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY

On February 25, 2022, the Company signed a Share Purchase Agreement with Akkerman Exploration B.V. (“AEbv”) to acquire up to a 100% ownership interest in Akkerman Finland OY (“AFOy”), an entity holding certain mineral rights (the “Property”) in Finland.

The acquisition terms are as follow:

•The Company can earn an initial 49% interest in AFOy in Stage One by issuing 1,470,000 common shares (issued at a value of $95,550), paying €150,000 ($211,800) into AFOy for the purpose of paying existing shareholder loans (paid), and depositing €200,000 ($282,400) into a dedicated account (paid), to be spent on exploration expenditures during the period between the completion of Stage One and the completion of Stage Two. The €200,000 ($282,400) was recorded as an advance to AFOy as of December 31, 2022.

•As a Stage Two earn-in, the Company has the option, for a period of 12 months from the date of completion of Stage One, to acquire the remaining 51% interest in AFOy, bringing their total interest to 100%. The Company can exercise the Stage Two option by issuing a further 1,530,000 common shares, paying an additional €15,000 for the purposes of paying existing shareholder loans and accrued interest, and depositing an additional €200,000 into a dedicated account for further exploration expenditures. The option to acquire additional 51% interest expired on March 3, 2023. The Company is currently working with AEbv to defer the payments and share issuances regarding this Stage Two earn-in.

During the period between Stage One and Stage Two, the Company will be the operator for all mining work conducted on the Property. During this same period, the Company and AEbv will form a technical committee comprised of one representative from each party, with AEbv’s representative having the casting vote.

In connection with this transaction, during December 2021, the Company paid a €10,000 ($14,155) non-refundable deposit upon signing the initial letter agreement. This amount has been recorded as a deposit on the statement of financial position as at December 31, 2021. Upon signing the definitive agreement, the deposit was reclassified as Investment in AFOy.

As at December 31, 2022, the Company holds a 49% interest in AFOy (December 31, 2021 – 0%). The investment in associate was assessed for impairment indicators relating to the underlying assets of AFOy in accordance with IAS 36 and IFRS 6.

Investment in AFOy as at January 1, 2021		$-
Non-refundable deposit		14,155
Investment in AFOy as at December 31, 2021		14,155
Payment – initial 49% interest		211,800
Issued shares – initial 49% interest	Note 8(b)(iii)	95,550
Loss on investment in AFOy		(62,973)
Investment in AFOy as at December 31, 2022		$258,532

The year ended December 31, 2022 calculation for the Investment in AFOy is as follows:

AFOy’s net loss from January 1, 2022 to December 31, 2022	$128,517
The Company’s ownership % from January 1, 2022 to December 31, 2022	49%
Share of loss of an associate for the year ended December 31, 2022	$62,973

The following table illustrates the summarized financial information of AFOy:

December 31, 2022
Current assets	$101,996
Non-current assets	263,796
Current liabilities	4,264
Non-current liabilities	527,717
Loss for the year	128,517